Derivative Financial Instruments - Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$ (12,152)	$ (5,522)
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	12,514	(12,152)	$ (5,522)
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	(12,152)	(5,522)	4,696
Changes in fair value of cash flow hedges, net of tax	20,911	(23,432)	9,162
Reclassification of losses (gains) into earnings, net of tax	3,755	16,802	(19,380)
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ 12,514	$ (12,152)	$ (5,522)